Share-Based Payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Oct. 31, 2009 Non-Qualified Stock Options [Member]	Sep. 30, 2011 Non-Qualified Stock Options [Member]	Sep. 30, 2010 Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	8,000,000
Reduction in Number of Shares Available For Issuance For Each Share of Restricted Stock	1.95
Number of Shares Available for Grant	4,600,000	2,000,000	3,400,000
Award Vesting Period - Minimum	3
Award Vesting Period - Maximum	7
Maximum Term of Award	10
Compensation Cost	$ 37.3	$ 28.2	$ 15.3
Tax Benefit from Compensation Expense	13.9	10.2	5.6
Options Outstanding - Intrinsic Value	12.4
Options Exercisable - Intrinsic Value	12.2
Exercises in Period - Total Intrinsic Value	8.3	21.1	9.3
Grants in Period - Weighted Average Grant Date Fair Value	$ 27.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	3.98%
Expected life of option (years)	5.5
Expected volatility of ENR stock	37.04%
Expected dividend yield on ENR stock	0.00%
Unrecognized compensation costs	$ 2.3
Unrecognized Compensation Cost - Period for Recognition	4.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding on October 1, 2010 (shares)	1,000,000
Outstanding on October 1, 2010 (weighted-average exercise price)	$ 47.12
Issued (shares)				266,750	0	0
Exercised (shares)	(230,000)
Exercised (weighted-average exercise price)	$ 36.06
Outstanding on September 30, 2011 (shares)	770,000	1,000,000
Outstanding on September 30,2011 (weighted-average exercise price)	$ 50.36	$ 47.12
Exercisable (shares)	510,000
Exercisable (weighted-average exercise price)	$ 42.97